Other Income - Other Expense (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Equity Method Investments [Line Items]
Other Income		$ 18,175	$ 4,840	$ 15,639
Cash exchanged due to early redelivery of vessel	$ 13,000
Claims payable to the charterer extinguishmed	1,871
Gain on contract termination	$ 14,871
Default credit insurance policy
Schedule Of Equity Method Investments [Line Items]
Insurance recoveries				4,044
Default counterparty
Schedule Of Equity Method Investments [Line Items]
Proceeds from Sale of Insurance Investments				7,203
Other income
Schedule Of Equity Method Investments [Line Items]
Insurance recoveries				3,551
Other expense | Navios Logistics
Schedule Of Equity Method Investments [Line Items]
Other (expense)/income - taxes other than income taxes		$ 9,740	$ 11,976	$ 9,275